Reserves	12 Months Ended
Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Reserves
20.	RESERVES

	Consolidated
	2020 $	2019 $
Foreign currency translation	756,423	789,598
Share-based payments	7,999,066	5,220,334
Total reserves	8,755,489	6,009,932
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	789,598	765,930
Add: net currency translation gain / (loss)	(33,175)	23,668
Balance at the end of the financial year	756,423	789,598
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	5,220,334	4,885,232
Add: share-based payments expense	67,542	341,201
Add: Issue of options/warrants to underwriters	2,793,174	-
Less: Reversal of Performance Rights expenses in prior year*	(81,984)	(6,099)
Balance at the end of the financial year	7,999,066	5,220,334

*During the year, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited during the year ended June 30, 2020. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.

During the financial year ended 30 June 2020, the following warrants were issued to as a part of capital raising costs:

Warrants issued to	Grant date for warrants issued	Number of warrants issued
Aegis Corp	July 16, 2019	166,066,050
Total		166,066,050

2020
Grant Date	July 16, 2019
Warrants issued	166,066,050
Dividend yield	-
Historic volatility and expected volatility	152%
Option exercise price	$0.008
Fair value of warrants at grant date	$0.006
Weighted average exercise price	$0.008
Risk free interest rate	1.05%
Model used	Black-Scholes
Expected life of an warrant	5 years
Valuation amount	$890,113

The following information relates to options granted and issued against the capital raising costs year ended June 30, 2020;

Options issued to	Grant date for options issued	Number of options issued
Mr. Peter Rubinstein	November 28, 2019	125,000,000
Dr Jerzy Muchnicki	November 28, 2019	125,000,000
Various underwriters	October 30, 2019	250,000,000
Lodge Corporate Pty Ltd	March 6, 2020	5,000,000
Total		505,000,000

2020
Grant Date	November 28, 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	A$1,056,054

2020
Grant Date	October 30, 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.78%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	A$817,666

2020
Grant Date	March 6, 2020
Options issued	5,000,000
Dividend yield	-
Historic volatility and expected volatility	141%
Option exercise price	$0.008
Fair value of options at grant date	$0.007
Weighted average exercise price	$0.008
Risk-free interest rate	0.36%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	A$29,340

Nature and purpose of reserves

Foreign currency translation reserve

Exchange differences arising on translation of the foreign controlled entities are recognized in other comprehensive income as described in Note 2(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

Share-based payments reserve

The share-based payment reserve records items recognized as expenses on valuation of share options issued to key management personnel, other employees and eligible contractors.